STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
STOCKBASED COMPENSATION
Schedule Of Stock-based compensation
	December 31,	December 31,	December 31,
Type of Security	2023	2022	2021
Price Appreciation Certificates	$2,626,959	$1,049,965	$599,784
Options issued to outside directors and consultants	356,660	94,997	59,979
Common stock issued for services	111,550	97,400	57,400
Totals	$3,095,169	$1,242,362	$717,163

Schedule of compensatory securities activity
Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at December 31, 2020	505,400,000	57,140,000	562,540,000
Granted	60,000,000	6,000,000	66,000,000
Cancelled	(15,000,000)	(5,250,000)	(20,250,000)
Number outstanding at December 31, 2021	550,400,000	57,890,000	608,290,000
Granted	105,000,000	9,500,000	114,500,000
Cancelled	(66,000,000)	(18,190,000)	(84,190,000)
Number outstanding at December 31, 2022	589,400,000	49,200,000	638,600,000
Granted	262,700,000	55,666,000	318,366,000
Cancelled	(162,700,000)	(19,650,000)	(184,350,000)
Number outstanding at December 31, 2023	689,400,000	85,216,000	774,616,000

Schedule Of stock options
	2023	2022	2021
Volatility	382.6% - 385.8%	370.90%	319.60%
Expected life	5 years	5 years	5 years
Risk-free rate	3.6% - 4.4%	1.74%	0.56%
Dividend yield	-	-	-
Forfeiture rate	0%	0%	0%
Stock Price at Valuation	$0.01	$0.01	$0.01
Exercise Price	0.01 - 0.001	$0.01	$0.01